Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	529,715	702,666
Allowance for doubtful accounts	(21,241)	(20,495)
Accounts receivable, net	508,474	682,171

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	16,792	20,198	21,241
Provision for doubtful accounts	14,052	6,791	6,533
Write-offs	(10,646)	(5,748)	(7,279)
Balance at the end of the year	20,198	21,241	20,495

Schedule of estimated useful lives of property, plant and equipment
	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of depreciation methods and estimated useful lives [Table Text Block]
	2017	2018	2019
	RMB	RMB	RMB
Operating costs	43	232	216
Selling expenses	2,775	4,769	7,144
General and administrative expenses	11,281	5,832	8,920
Depreciation expense	14,099	10,833	16,280

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,554,060	—	1,554,060	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,612,351	—	1,612,351	—